Stock Option Plans - Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend yield	0.00%	0.00%	0.00%
Risk-free rate, minimum	2.38%	2.38%
Risk-free rate, maximum	3.04%	3.04%
Expected volatility, minimum	214.00%	214.00%
Expected volatility, Maximum	226.00%	226.00%
Minimum [Member]
Expected term	3 years	3 years	5 years
Maximum [Member]
Expected term	7 years	7 years	7 years